Disposals of Consolidated Entities	12 Months Ended
Dec. 31, 2020
Disposals Of Consolidated Entities
Disposals of Consolidated Entities

4. DISPOSALS OF CONSOLIDATED ENTITIES

SZ iASPEC was dissolved on October 26, 2018. The dissolution of SZ iASPEC did not result in any gain or loss for the year ended December 31, 2018.

None of the above-referenced disposals in 2018 qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.